Business Combinations	9 Months Ended
Sep. 30, 2025
Business combinations [Abstract]
Business combinations
5.	Business combinations

Pacific Sun Packaging Inc.

On July 7, 2025, the Company completed the acquisition of 100% of the outstanding shares of common stock of Pacific Sun Packaging Inc., a California corporation specializing in custom antistatic and high-precision protective packaging for electronic and IT hardware components (“Pacific Sun”). As consideration for the acquisition, the Company paid cash of $1,020,700 and settled an outstanding promissory note of $128,294 (Note 6). The Company also agreed to a contingent earn-out payable up to a maximum of $250,000 if sales during the 12-month period following the acquisition equal or exceed $1,145,915 (the “Earn-out Target”). The earn-out payable will be reduced on a proportional basis if the Earn-out Target is not reached, with no amount payable if sales during the 12-month period following the acquisition are equal to or below $458,366. In connection with the acquisition, the Company agreed to pay retention bonuses for past services to the remaining employees of the Company. The working capital target of the acquired business was set at $260,000 and the difference of $114,969, as agreed between the parties, is accounted for as a working capital adjustment as part of the total consideration.

The acquisition was accounted for under ASC 805, Business Combinations, with PMGC Holdings Inc. identified as the acquirer.

The purchase price was allocated to the acquired assets and assumed liabilities based on their estimated fair values as of the acquisition date, determined with assistance from an independent valuation specialist.

The resulting allocation is summarized below:

Cash	$1,020,700
Promissory note and interest	128,294
Sign on bonus	130,000
Earn out payment payable	196,072
Working capital adjustment	114,969
Total consideration	$1,590,035

Net assets (liabilities) acquired of the Company:
Cash	$108,507
Receivables, net	130,893
Prepaid expenses and deposits	14,949
Inventory	230,000
Property and equipment	9,060
Intangible - customer relationships	230,000
Intangible – brand name	140,000
Accounts payable and accrued liabilities	(33,009)
Total net assets (liabilities)	$830,400

Goodwill	$759,635

Goodwill recognized primarily reflects expected synergies from integrating Pacific Sun’s operations and workforce and is not expected to be deductible for tax purposes. The results of Pacific Sun’s operations are included in the consolidated financial statements beginning July 7, 2025.

AGA Precision Systems LLC

On July 18, 2025, the Company acquired 100 percent of the membership interests of AGA Precision Systems LLC (“AGA”), for $650,000 in cash. AGA is a California-based high-tolerance CNC machining company serving the aerospace, defense, and industrial sectors. The seller entered into a five-year non-compete and non-solicitation agreement as part of the transaction. The working capital target of the acquired business was set at $nil and the difference of $228,174, as agreed between the parties, is accounted for as a working capital adjustment as part of the total consideration.

The acquisition was accounted for as a business combination under ASC 805, and the purchase price was allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date, as determined by an independent valuation specialist. The allocation is summarized below:

Cash	$650,000
Working capital adjustment	228,174
Total consideration	$878,174

Net assets (liabilities) acquired of the Company:
Cash	$22,406
Receivables, net	188,117
Prepaid expenses and deposits	38,188
Property and equipment	328,000
Intangible - Customer Relationships	102,100
Intangible - Backlog	20,000
Accounts payable and accrued liabilities	(20,537)
Total net assets (liabilities)	$678,274

Goodwill	$199,900

Goodwill represents the assembled workforce and expected operating synergies and is not expected to be deductible for income-tax purposes. The results of AGA’s operations are included in the consolidated financial statements beginning July 18, 2025.